Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Other Assets Disclosure [Text Block]
Note 8 - Other Current Assets

Other current assets consisted of following at June 30, 2011, and December 31, 2010, respectively:

	2011	2010
Other receivables	$72,458	$126,394
Prepaid expenses	170,207	48,929
Total	$242,665	$175,323

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expense included prepayments for insurance, advertising and other expense.

Note 7 - Other Current Assets

Other current assets consisted of following at December 31, 2010 and 2009:

	2010	2009
VAT receivable	$--	$50,112
Other receivables	126,394	165,739
Prepaid expenses	48,929	--
Note receivable	--	16,781

Total	$175,323	$232,632

Other receivables represented cash advances to employees and advertisement and exhibition deposits. Other receivables were $126,394 and $165,739 at December 31, 2010 and 2009, respectively.